Income Taxes - Reconciliation of Income Tax Expense Computed at Statutory Federal Income Tax Rate to Income Taxes (Detail)	12 Months Ended
Dec. 31, 2014
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Federal income tax expense at statutory rate	34.00%
Loss prior to C corporation conversion	(7.10%)
Permanent differences	(0.60%)
Tax credits	7.30%
Change in valuation allowance	(33.60%)
Effective income tax rate	0.00%